Shareholder Report, Line Graph (Details) 194909_Aristotle Small Cap Equity Fund_Class R6_TSR Annual {Class R6} - USD ($)				12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Oct. 20, 2023	Mar. 31, 2026
Class R6
Account Value [Line Items]
Accumulated Value	$ 1,164,964	$ 1,197,962	$ 1,000,000	$ 1,286,123
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Total Return
Accumulated Value	1,347,371	1,256,653	1,000,000	$ 1,591,050
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Total Return Index
Accumulated Value	$ 1,222,146	$ 1,273,165	$ 1,000,000	$ 1,536,540